Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 18,976,684	$ 43,144,049
Restricted cash	4,827	422,832
Accounts receivable, net	40,174,332	44,962,926
Financing receivable	43,864,192	0
Inventories, net	898,686	1,069,698
Due a from related party	0	10,354,051
Advances to suppliers, net	1,291,998	3,420,628
Prepaid taxes	494,467	1,609,466
Prepaid expenses and other receivables, net	1,051,631	824,239
Total Current Assets	106,756,817	105,807,889
Other Assets
Property, plant and equipment, net	1,656,442	2,103,947
Intangible assets, net	184,822	205,971
Right of use assets	1,417,088	313,172
Long-term investment	24,116,835	26,096,079
Total Non-current Assets	27,375,187	28,719,169
Total Assets	134,132,004	134,527,058
Current Liabilities
Short-term bank loans	3,636,591	4,719,552
Accounts payable	2,118,705	1,563,787
Due to related parties	1,047,512	1,847,421
Customer deposits	1,826,996	3,580,622
Taxes payable	1,251,975	823,701
Loan payable to third parties	0	7,002,385
Lease liabilities-current	161,480	115,330
Accrued liabilities and other payables	3,497,532	2,114,258
Total Current Liabilities	13,540,791	21,767,056
Due to third parties-long term	3,395,861	0
Lease liabilities-non-current	1,259,958	223,291
Total Liabilities	18,196,610	21,990,347
Stockholders' Equity
Common stock, $0.24 par value, 6,000,000 shares authorized, 1,217,906 and 266,640 shares issued and outstanding as of December 31, 2022 and 2021, respectively*	292,299	63,995
Additional paid-in capital	79,454,309	69,566,786
Statutory reserves	7,490,398	6,874,614
Retained earnings	39,090,079	36,684,794
Accumulated other comprehensive (loss) income	(8,242,727)	1,071,149
Total Stockholders' Equity attributable to the Company	118,084,358	114,261,338
Noncontrolling interest	(2,148,964)	(1,724,627)
Total Stockholders' Equity	115,935,394	112,536,711
Total Liabilities and Stockholders' Equity	$ 134,132,004	$ 134,527,058